4

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

PUBLIC INFRASTRUCTURE INVESTMENTS - 50.6%
COMMON STOCKS - 50.6%	Shares	Value
ENERGY - 9.1%
OIL & GAS PRODUCERS - 9.1%
Cheniere Energy, Inc.	2,298	$ 493,771
Enbridge, Inc.	20,113	853,518
Kinder Morgan, Inc	17,436	477,746
ONEOK, Inc.	4,459	447,684
South Bow Corporation	1,824	43,034
TC Energy Corporation	9,122	425,045
Williams Companies, Inc. (The)	9,892	535,355
		3,276,153
INDUSTRIALS - 12.1%
TRANSPORTATION & LOGISTICS - 11.0%
Canadian Pacific Kansas City Ltd.	6,264	453,475
CSX Corporation	13,735	443,228
Getlink SE	40,608	648,054
Norfolk Southern Corporation	1,536	360,499
Transurban Group	138,563	1,148,332
Union Pacific Corporation	3,956	902,127
		3,955,715
TRANSPORTATION EQUIPMENT - 1.1%
Canadian National Railway Company	3,698	375,461

REAL ESTATE - 12.6%
REAL ESTATE OWNERS & DEVELOPERS - 5.8%
Aena SME, S.A.	5,009	1,024,321
Auckland International Airport Ltd.	216,951	1,056,106
		2,080,427
REITs - 6.8%
American Tower Corporation	4,715	864,779
Crown Castle, Inc.	8,962	813,391
SBA Communications Corporation - Class A	3,839	782,388
		2,460,558
UTILITIES - 16.8%
ELECTRIC UTILITIES - 12.1%
Dominion Energy, Inc.	17,009	916,105

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

PUBLIC INFRASTRUCTURE INVESTMENTS - 50.6% (Continued)
COMMON STOCKS - 50.6% (Continued)	Shares	Value
UTILITIES - 16.8% (Continued)
ELECTRIC UTILITIES - 12.1% (Continued)
National Grid plc	66,709	$ 793,419
NextEra Energy, Inc.	12,512	896,985
Sempra	11,003	965,183
Southern Company (The)	9,323	767,469
		4,339,161
GAS & WATER UTILITIES - 4.7%
American Water Works Company, Inc.	5,622	699,883
Atmos Energy Corporation	7,123	992,020
		1,691,903

TOTAL PUBLIC INFRASTRUCTURE INVESTMENTS (Cost $17,272,283)		$ 18,179,378

PRIVATE INFRASTRUCTURE INVESTMENTS - 26.3%	Shares	Value
PORTFOLIO COMPANIES - 26.3%
Project Legacy (a)(b)(c)(d)	–	$ 4,697,748
Project Paragon (a)(b)(c)(d)	–	4,759,453
TOTAL PRIVATE INFRASTRUCTURE INVESTMENTS (Cost $9,075,350)		$ 9,457,201

MEKETA INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 22.5%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 4.34% (e) (Cost $8,077,337)	8,077,337	$ 8,077,337

TOTAL INVESTMENTS AT VALUE - 99.4% (Cost $34,424,970)		$ 35,713,916

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		203,800

NET ASSETS - 100.0%		$ 35,917,716

(a)	Level 3 securities fair valued using significant unobservable inputs.
(b)	Investment does not issue shares.
(c)	Restricted investments as to resale.
(d)	Non-income producing security.
(e)	The rate shown is the 7-day effective yield as of December 31, 2024.

plc	-	Publicly Limited Company.
REIT	-	Real Estate Investment Trust.
S.A.	-	Societe Anonyme.
SE	-	Societas Europaea.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at December 31, 2024 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
Project Legacy	6/3/2024	$ 4,481,196	$ 4,697,748	13.1%
Project Paragon	5/30/2024	4,594,154	4,759,453	13.2%
Total		$ 9,075,350	$ 9,457,201	26.3%